Marketable Securities (Details Narrative)	12 Months Ended
Dec. 31, 2022 CAD ($) $ / shares shares
Benz Mining Corp [Member]
Statement [Line Items]
Common shares sold	500,000
Exercise price | $ / shares	$ 0.12
Quebec
Statement [Line Items]
Common shares sold	500,000
Fair value of common share | $	$ 50